NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2019
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

12.     NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

As described in Note 1, Yiren Digital acquired the Acquired Businesses which were accounted for as an acquisition under common control. Part of the transaction price included issuance of 61,981,412 ordinary shares by the Group. For purposes of calculating net (loss)/income per share, the weighted average shares prior to the acquisitions have been retroactively adjusted to give effect to the acquisitions for all historical periods presented.

The basic and diluted net (loss)/income per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(188,074)	1,579,810	1,155,611
Denominator:
Weighted average number of ordinary shares outstanding, basic	182,438,985	184,225,643	185,219,586
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method	—	2,044,872	1,315,878
Weighted average number of ordinary shares outstanding, diluted	182,438,985	186,270,515	186,535,464

Basic net (loss)/income per share	(1.0309)	8.5754	6.2391
Diluted net (loss)/income per share (i)	(1.0309)	8.4813	6.1951
(i)	No RSUs were excluded from the computation of diluted net (loss)/income per share for the year ended December 31, 2017 because their effect was anti-dilutive.